Loss per share - Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	9,808,561	9,122,980
Non-Vested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	710,068	743,268